Loss per share - Summary of Computation of Loss per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic loss per share
Net loss attributable to owners of the parent	€ (532)	€ (430)	€ (34)
Weighted-average ordinary shares outstanding (in shares)	194,732,304	192,934,862	191,298,397
Exchangeable Notes (in shares)	0	2,911,500	2,424,921
Warrants (in shares)	0	0	220,137
Diluted weighted average ordinary shares (in shares)	194,732,304	195,846,362	193,943,455
Basic loss per share attributable to owners of the parent (euro per share)	€ (2.73)	€ (2.23)	€ (0.18)
Diluted loss per share
Net loss attributable to owners of the parent	€ (532)	€ (430)	€ (34)
Fair value gains on dilutive Exchangeable Notes	0	(144)	(112)
Fair value gains on dilutive warrants	0	0	(53)
Net loss used in the computation of diluted loss per share	€ (532)	€ (574)	€ (199)
Shares used in computation:
Diluted loss per share attributable to owners of the parent (euro per share)	€ (2.73)	€ (2.93)	€ (1.03)